INVESTMENT SUB-ADVISORY AGREEMENT

AGREEMENT effective as of this 26th day of October 2020 by and between Nuveen Fund Advisors, LLC, a Delaware limited liability company and a registered investment adviser (“Manager”), and Nuveen Asset Management, LLC, a Delaware limited liability company and a federally registered investment adviser (“Sub-Adviser”).

WHEREAS, Manager serves as the investment manager for the Nuveen Core Equity Alpha Fund (the “Fund”), a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) pursuant to an Investment Management Agreement between Manager and the Fund (as such agreement may be modified from time to time, the “Management Agreement”); and

WHEREAS, Manager desires to retain Sub-Adviser as its agent to furnish investment advisory services for a certain designated portion of the Fund’s investment portfolio, upon the terms and conditions hereafter set forth;

NOW, THEREFORE, in consideration of the mutual covenants herein contained, the parties hereto agree as follows:

1.Appointment.  Manager hereby appoints Sub-Adviser to provide certain sub-investment advisory services to the Fund for the period and on the terms set forth in this Agreement.  Sub-Adviser accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided.

2.Services to be Performed.  Subject always to the supervision of Fund’s Board of Trustees and the Manager, Sub-Adviser will furnish an investment program in respect of, make investment decisions for, and place all orders for the purchase and sale of securities for the portion of the Fund’s investment portfolio allocated to the Sub-Adviser by the Manager, all on behalf of the Fund.  In the performance of its duties, Sub-Adviser will satisfy its fiduciary duties to the Fund, will monitor the Fund’s investments, and will comply with the provisions of the Fund’s Declaration of Trust and By-laws, as amended from time to time, and the stated investment objectives, policies and restrictions of the Fund.  Manager will provide Sub-Adviser with current copies of the Fund’s Declaration of Trust, By-laws, prospectus and any amendments thereto, and any objectives, policies or limitations not appearing therein as they may be relevant to Sub-Adviser’s performance under this Agreement.  Sub-Adviser and Manager will each make its officers and employees available to the other from time to time at reasonable times to review investment policies of the Fund and to consult with each other regarding the investment affairs of the Fund.  Sub-Adviser will report to the Board of Trustees and to Manager with respect to the implementation of such program.

The Sub-Adviser will vote all proxies solicited by or with respect to the issuers of securities which assets of the Fund's investment portfolio allocated by the Adviser to the Sub-Adviser are invested, consistent with its proxy voting guidelines and based upon the best interests of the Fund.  The Sub-Adviser will maintain appropriate records detailing its voting of proxies on behalf of the Fund and upon reasonable request will provide a report setting forth the proposals voted on and how the Fund's shares were voted, including the name of the corresponding issuers.

Sub-Adviser is authorized to select the brokers or dealers that will execute the purchases and sales of portfolio securities for the Fund, and is directed to use its commercially reasonable efforts to obtain best execution, which includes most favorable net results and execution of the Fund’s orders, taking into account all appropriate factors, including price, dealer spread or commission, size and difficulty of the transaction and research or other services provided.  Sub-Adviser may select itself as a broker, in an agency capacity, to execute transactions in portfolio securities for the Fund in accordance with policies and procedures adopted by the Fund’s Board of Trustees from time to time.  It is understood that the Sub-Adviser will not be deemed to have acted unlawfully, or to have breached a fiduciary duty to the Fund, or be in breach of any obligation owing to the Fund under this Agreement, or otherwise, solely by reason of its having caused the Fund to pay a member of a securities exchange, a broker or a dealer (including the Sub-Adviser’s internal broker-dealer) a commission for effecting a securities transaction for the Fund in excess of the amount of commission another member of an exchange, broker or dealer would have charged if the Sub-Adviser determined in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such member, broker or dealer, viewed in terms of that particular transaction or the Sub-Adviser’s overall responsibilities with respect to its accounts, including the Fund, as to which it exercises investment discretion.  In addition, if in the judgment of the Sub-Adviser, the Fund would be benefited by supplemental services, the Sub-Adviser is authorized to pay spreads or commissions to brokers or dealers furnishing such services in excess of spreads or commissions that another broker or dealer may charge for the same transaction, provided that the Sub-Adviser determined in good faith that the commission or spread paid was reasonable in relation to the services provided.  The Sub-Adviser will properly communicate to the officers and trustees of the Fund such information relating to transactions for the Fund as they may reasonably request.  In no instance will portfolio securities be purchased from or sold to the Manager, Sub-Adviser or any affiliated person of either the Fund, Manager, or Sub-Adviser, except as may be permitted under the 1940 Act;

Sub-Adviser further agrees that it:

(a)	will use the same degree of skill and care in providing such services as it uses in providing services to fiduciary accounts for which it has investment responsibilities;
(b)

will conform to all applicable Rules and Regulations of the Securities and Exchange Commission in all material respects and in addition will conduct its activities under this Agreement in accordance with any applicable regulations of any governmental authority pertaining to its investment advisory activities;

(c)

will report regularly to Manager and to the Board of Trustees of the Fund and will make appropriate persons available for the purpose of reviewing with representatives of Manager and the Board of Trustees on a regular basis at reasonable times the management of the Fund, including, without limitation, review of the general investment strategies of the Fund with respect to preferred securities, the performance of the Fund’s investment portfolio allocated to preferred securities in relation to standard industry indices and general conditions affecting the marketplace and will provide various other reports from time to time as reasonably requested by Manager; and
(d)

will monitor the pricing of portfolio securities, and events relating to the issuers of those securities and the markets in which the securities trade in the ordinary course of managing the portfolio securities of the Fund, and will notify Manager promptly of any issuer-specific or market events or other situations that occur (particularly those that may occur after the close of a foreign market in which the securities may primarily trade but before the time at which the Fund’s securities are priced on a given day) that may materially impact the pricing of one or more securities in Sub-Adviser’s portion of the portfolio.  In addition, Sub-Adviser will assist Manager in evaluating the impact that such an event may have on the net asset value of the Fund and in determining a recommended fair value of the affected security or securities; and

(e)

will prepare such books and records with respect to the Fund’s securities transactions for the portion of the Fund’s investment portfolio allocated to preferred securities as requested by the Manager and will furnish Manager and Fund’s Board of Trustees such periodic and special reports as the Board or Manager may reasonably request.

3.Expenses.  During the term of this Agreement, Sub-Adviser will pay all expenses incurred by it in connection with its activities under this Agreement other than the cost of securities (including brokerage commissions, if any) purchased for the Fund.

4.Compensation.  In consideration of the services rendered pursuant to this Agreement, the Adviser will pay the Sub-Adviser on the fifth business day of each month a fee equal to 50.0000% of the fees (net of applicable breakpoints, waivers and reimbursements) paid by the Fund to the Adviser under the Advisory Agreement for the Fund.  The fee for the period from the date of this Agreement to the end of the calendar month shall be prorated according to the proportion that such period bears to the full monthly period.  Upon any termination of this Agreement before the end of a month, the fee for such part of that month shall be prorated according to the proportion that such period bears to the full monthly period and shall be payable upon the date of termination of this Agreement.

Manager shall not agree to amend the financial terms of the Management Agreement to the detriment of the Sub-Adviser by operation of this Section 4 without the express written consent of the Sub-Adviser.

5.   Services to Others

.  Manager understands, and has advised Fund’s Board of Trustees, that Sub-Adviser now acts, or may in the future act, as an investment adviser to fiduciary and other managed accounts, and as investment adviser or sub-investment adviser to one or more other investment companies that are not a series of the Fund, provided that whenever the Fund and one or more other investment advisory clients of Sub-Adviser have available funds for investment, investments suitable and appropriate for each will be allocated in a manner believed by Sub-Adviser to be equitable to each.  Manager recognizes, and has advised Fund’s Board of Trustees, that in some cases this procedure may adversely affect the size of the position that the Fund may obtain in a particular security.  It is further agreed that, on occasions when the Sub-Adviser deems the purchase or sale of a security to be in the best interests of the Fund as well as other accounts, it may, to the extent permitted by applicable law, but will not be obligated to, aggregate the securities to be so sold or purchased for the Fund with those to be sold or purchased for other accounts in order to obtain favorable execution and lower brokerage commissions.  In addition, Manager understands, and has advised Fund’s Board of Trustees, that the persons employed by Sub-Adviser to assist in Sub-Adviser’s duties under this Agreement will not devote their full such efforts and service to the Fund.  It is also agreed that the Sub-Adviser may use any supplemental research obtained for the benefit of the Fund in providing investment advice to its other investment advisory accounts or for managing its own accounts.

6.Limitation of Liability. The Sub-Adviser shall not be liable for, and Manager will not take any action against the Sub-Adviser to hold Sub-Adviser liable for, any error of judgment or mistake of law or for any loss suffered by the Fund (including, without limitation, by reason of the purchase, sale or retention of any security) in connection with the performance of the Sub-Adviser's duties under this Agreement, except for a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance of its duties under this Agreement, or by reason of its reckless disregard of its obligations and duties under this Agreement.

7.Term; Termination; Amendment.  This Agreement shall become effective with respect to the Fund as of the date hereof and shall remain in full force until August 1, 2021 unless sooner terminated as hereinafter provided.  This Agreement shall continue in force from year to year thereafter with respect to the Fund, but only as long as such continuance is specifically approved for the Fund at least annually in the manner required by the 1940 Act and the rules and regulations thereunder; provided, however, that if the continuation of this Agreement is not approved for the Fund, the Sub-Adviser may continue to serve in such capacity for the Fund in the manner and to the extent permitted by the 1940 Act and the rules and regulations thereunder.

This Agreement shall automatically terminate in the event of its assignment and may be terminated at any time without the payment of any penalty by the Manager on no less than sixty (60) days’ written notice to the Sub-Adviser.  This Agreement may be terminated by the Sub-Adviser without payment of any penalty on no less than sixty (60) days’ prior written notice to the Manager.  This Agreement may also be terminated by the Fund with respect to the Fund by action of the Board of Trustees or by a vote of a majority of the outstanding voting securities of such Fund on no less than sixty (60) days’ written notice to the Sub-Adviser by the Fund.

This Agreement may be terminated with respect to the Fund at any time without the payment of any penalty by the Manager, the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund in the event that it shall have been established by a court of competent jurisdiction that the Sub-Adviser or any officer or director of the Sub-Adviser has taken any action that results in a breach of the covenants of the Sub-Adviser set forth herein.

The terms “assignment” and “vote of a majority of the outstanding voting securities” shall have the meanings set forth in the 1940 Act and the rules and regulations thereunder.

Termination of this Agreement shall not affect the right of the Sub-Adviser to receive payments on any unpaid balance of the compensation described in Section 4 earned prior to such termination.  This Agreement shall automatically terminate in the event the Management Agreement between the Manager and the Fund is terminated, assigned or not renewed.

8.Notice.  Any notice under this Agreement shall be in writing, addressed and delivered or mailed, postage prepaid, to the other party

If to the Manager:If to the Sub-Adviser:

Nuveen Fund Advisors, LLC	Nuveen Asset Management, LLC
333 West Wacker Drive	333 West Wacker Drive

Chicago, Illinois 60606Chicago, Illinois 60606

Attention: Michael PerryAttention:  William T. Huffman

With a copy to:With a copy to:

Nuveen Investments, Inc.Nuveen Asset Management, LLC

333 West Wacker Drive333 West Wacker Drive

Chicago, Illinois 60606Chicago, Illinois 60606

Attention: General CounselAttention: General Counsel

or such address as such party may designate for the receipt of such notice.

9.Limitations on Liability.  All parties hereto are expressly put on notice of the Fund’s Agreement and Declaration of Trust and all amendments thereto, a copy of which is on file with the Secretary of the Commonwealth of Massachusetts, and the limitation of shareholder and trustee liability contained therein.  The obligations of the Fund entered in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually but only in such capacities and are not binding upon any of the Trustees, officers, or shareholders of the Fund individually but are binding upon only the assets and property of the Fund, and persons dealing with the Fund must look solely to the assets of the Fund and those assets belonging to the subject Fund, for the enforcement of any claims.

10.Miscellaneous.  The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement is held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement will not be affected thereby. This Agreement will be binding upon and shall inure to the benefit of the parties hereto and their respective successors.

11.Applicable Law.  This Agreement shall be construed in accordance with applicable federal law and (except as to Section 9 hereof which shall be construed in accordance with the laws of Massachusetts) the laws of the State of Illinois.

IN WITNESS WHEREOF, the Manager and the Sub-Adviser have caused this Agreement to be executed as of the day and year first above written.

NUVEEN FUND ADVISORS, LLC, a Delaware limited liability company By: /s/ Christopher Rohrbacher Title: Managing Director	NUVEEN ASSET MANAGEMENT, LLC, a Delaware limited liability company By: /s/ Gifford Zimmerman Title: Managing Director

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